Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Research and development expenses	$ 12,995	$ 27,220	$ 26,082
General and administrative expenses	4,656	5,661	4,128
Total operating loss	17,651	32,881	30,210
Financial income, net	215	(414)	(1,439)
Net loss	$ 17,866	$ 32,467	$ 28,771
Basic and diluted net loss per share	$ 0.71	$ 1.32	$ 1.35
Weighted-average number of shares outstanding used in computing basic and diluted net loss per share	25,142,741	24,597,638	21,280,787